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                                                          HARTFORD LIFE

                                                          Lynn Higgins
                                                          Senior Legal Assistant

August 31, 2001

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life and Annuity Insurance Company
         Separate Account One - The Director Select (Series I)
         File No. 33-73568

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 19 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on August 29, 2001.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-3991.

Sincerely yours,

/s/ Lynn Higgins

Lynn Higgins